Other information - Schedule of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Information [Line Items]
Interest paid on debt	$ 111,180	$ 109,272	$ 97,724
Interest received	6,829	8,041	10,853
Undrawn credit facility fee paid	2,444	2,856	2,865
Non-cash transactions:
Dividend reinvestment	21,785	4,359	38,862
Capital contribution through settlement of loans to affiliate	6,667	0	19,444
Long-term debt for vessels under construction	0	0	77,625
Offset of swaption against swap liability termination	10,852	0	0
Repayment of debt from sale-leaseback transaction proceeds	53,247	0	0
Arrangement and Transaction Fees [Member]
Non-cash transactions:
Arrangement and transaction fees (note 15)	4,199	6,393	9,191
GCI [Member]
Non-cash transactions:
Acquisition of GCI Subsidiaries through settlement of loans to affiliate	0	107,500	0
GCI [Member] | Time Charter Contracts [Member]
Non-cash transactions:
Acquisition of time charters through novation from GCI (note 4(c))	0	16,200	0
GCI [Member] | Bareboat Charter Contracts [Member]
Non-cash transactions:
Recognition of fair value of bareboat charters (note 4(c))	$ 0	$ 16,200	$ 0